SCHEDULE OF ESTIMATED USEFUL LIVES OF PROPERTY AND EQUIPMENT (Details)	12 Months Ended
Dec. 31, 2020
Office Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	3 years
Office Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	20 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	3 years